Warrants - Schedule of Stock Warrant Activity (Details) (Parenthetical)	Dec. 31, 2018 $ / shares shares
Placement Agent [Member]
Purchase of common stock warrants	15,339
Convertible note fixed price per share | $ / shares	$ 4.62
Investors [Member]
Convertible note fixed price per share | $ / shares	$ 4.20
Note Debt Holder [Member]
Purchase of common stock warrants	171,908
Series B Warrants [Member]
Purchase of common stock warrants	17,303